Risk Management (Details) - Schedule of contractual maturity of financial liabilities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	$ 18,542,791	$ 15,167,229
Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	210,479	882,944
Reverse repurchase agreements and securities lending [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	88,485	289,820
Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	9,187,290	8,916,944
Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	7,882,077	4,639,401
Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,861,303	3,666,137
Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	273,810	189,840
Debt instruments issued in foreign currency other than USD [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	10,773,177	9,760,178
Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	51,819,412	43,512,493
Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	7,305,771	4,874,813
Up to 1 month [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	18,542,791	15,167,229
Up to 1 month [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	210,479	882,944
Up to 1 month [Member] | Reverse repurchase agreements and securities lending [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	88,433	289,777
Up to 1 month [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	7,103,640	6,243,204
Up to 1 month [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	434,113	396,599
Up to 1 month [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	67,813	74,424
Up to 1 month [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	273,394	189,003
Up to 1 month [Member] | Debt instruments issued in foreign currency other than USD [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	17,154	53,438
Up to 1 month [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	26,737,817	23,296,618
Up to 1 month [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	271,193	401,144
1 to 3 months [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
1 to 3 months [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
1 to 3 months [Member] | Reverse repurchase agreements and securities lending [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities		43
1 to 3 months [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,774,627	1,964,350
1 to 3 months [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	469,349	364,793
1 to 3 months [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,259,167	140,455
1 to 3 months [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	50	80
1 to 3 months [Member] | Debt instruments issued in foreign currency other than USD [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	369,988	90,285
1 to 3 months [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	3,873,181	2,560,006
1 to 3 months [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	586,231	570,084
Between 3 and 12 months [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Reverse repurchase agreements and securities lending [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	52
Between 3 and 12 months [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	240,912	648,974
Between 3 and 12 months [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,603,467	1,305,210
Between 3 and 12 months [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	18,344	340,532
Between 3 and 12 months [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	183	334
Between 3 and 12 months [Member] | Debt instruments issued in foreign currency other than USD [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,083,540	1,082,282
Between 3 and 12 months [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	3,946,498	3,377,332
Between 3 and 12 months [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,602,915	929,211
Between 3 and 12 months [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Reverse repurchase agreements and securities lending [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	66,492	59,038
Between 3 and 12 months [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,645,489	1,088,925
Between 3 and 12 months [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	3,515,979	1,020,126
Between 3 and 12 months [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	183	386
Between 3 and 12 months [Member] | Debt instruments issued in foreign currency other than USD [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,358,966	2,194,406
Between 3 and 12 months [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	7,587,109	4,362,881
Between 3 and 12 months [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,030,628	787,866
3 to 5 years [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Reverse repurchase agreements and securities lending [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,619	1,222
3 to 5 years [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	968,078	549,777
3 to 5 years [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities		2,090,600
3 to 5 years [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities		37
3 to 5 years [Member] | Debt instruments issued in foreign currency other than USD [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,104,219	1,886,936
3 to 5 years [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	3,073,916	4,528,572
3 to 5 years [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	669,796	644,420
Over 5 years [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Reverse repurchase agreements and securities lending [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities		156
Over 5 years [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,761,581	934,097
Over 5 years [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Debt instruments issued in foreign currency other than USD [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,839,310	4,452,831
Over 5 years [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	6,600,891	5,387,084
Over 5 years [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	$ 2,145,008	$ 1,542,088